March 4, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Attention: Filing - Rule 497(j)

RE:	General New York Municipal Bond Fund, Inc.
1933 Act File No. 2-92285
1940 Act File No. 811-4074
CIK No. 0000750002

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2009.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Senior Paralegal